DEBT - Schedule of Debt Outstanding (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Debt amount	$ 258,455	$ 259,135
Credit Agreement
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs	(571)	(635)	$ (1,438)
Total debt	257,884	258,500	260,417
Term Loans | Credit Agreement
Line of Credit Facility [Line Items]
Debt amount	258,455	259,135	261,855
Revolving Credit Facility | Credit Agreement
Line of Credit Facility [Line Items]
Debt amount	$ 0	$ 0	$ 0